Summary of material accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment
Equipment
Estimated useful life	3 years
Laboratory equipment
Equipment
Estimated useful life	4 years
Furniture and fixtures
Equipment
Estimated useful life	5 years
Chemical library
Equipment
Estimated useful life	5 years